Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Long-Term Debt

The Company’s debt consists of the following:

	September 30, 2016 (unaudited)	December 31, 2015
	(In thousands)
Senior Secured Credit Facility	$94,500	$87,000
Second Lien Notes	33,024	—
8.750% Senior Notes	151,848	220,000
Gap Financing	2,063	—
Less unamortized discount on 8.750% Senior Notes	(1,898)	(3,575)
Less deferred financing costs on 8.750% Senior Notes	(945)	(1,785)
Less deferred financing costs on Second Lien Notes	(1,180)	—
Other	276	286

	$277,688	$301,926

The Company’s debt consists of the following:

December 31,	2015	2014
Revolving credit facility	$87,000,000	$49,000,000
8.75% senior notes	220,000,000	220,000,000
Less discount on 8.75% senior notes	(3,575,000)	(4,675,000)
Other	285,512	288,529

	$303,710,512	$264,613,529

LRAI
Schedule of Redemption Prices Expressed as Percentages of Principal Amount

On or after April 15, 2016, LRAI may redeem the 8.750% Senior Notes in whole or in part at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, on the 8.750% Senior Notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on April 15 of the years indicated below:

Year	Percentage
2016	106.563%
2017	104.375%
2018 and thereafter	100.000%

On or after April 15, 2016, the Company may redeem the Notes in whole or in part at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, on the Notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on April 15 of the years indicated below:

Year	Percentage
2016	106.563%
2017	104.375%
2018 and thereafter	100.000%